NET INCOME PER SHARE (Tables)	12 Months Ended
Mar. 31, 2026
Earnings per share:
SCHEDULE OF COMPUTATION OF BASIC AND DILUTED NET INCOME PER SHARE

The computation of basic and diluted net income per share for the years ended March 31, 2026, 2025 and 2024 is as follows:

	Thousands of Yen except share and per share data
	For the Fiscal Years Ended March 31,
	2026	2025	2024

Numerator:
Net income	¥759,961	¥753,621	¥323,605
Denominator:
Weighted average number of common shares outstanding used in calculating basic/diluted net income per share
Basic and Diluted	23,627,697	21,679,507	21,053,384
Net income per share
Basic and Diluted	32.16	34.76	15.37